Property and Equipment, Net (Details)	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	¥ 2,413,427	$ 338,641	¥ 741,838